JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.3%
Aerospace & Defense — 4.9%
Boeing Co. (The) *	230	44,083
Northrop Grumman Corp.	61	27,146
Raytheon Technologies Corp.	786	77,840
Textron, Inc.	219	16,289

		165,358

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	73	15,733

Airlines — 0.7%
Delta Air Lines, Inc. *	619	24,490

Automobiles — 0.5%
General Motors Co. *	399	17,444

Banks — 12.1%
Bank of America Corp.	3,191	131,533
First Republic Bank	98	15,837
People’s United Financial, Inc.	3,199	63,948
Regions Financial Corp.	682	15,184
Truist Financial Corp.	1,059	60,045
Wells Fargo & Co.	2,460	119,202

		405,749

Beverages — 2.6%
Coca-Cola Co. (The)	1,074	66,569
Keurig Dr Pepper, Inc.	599	22,691

		89,260

Biotechnology — 7.5%
AbbVie, Inc.	409	66,319
Biogen, Inc. *	65	13,773
BioMarin Pharmaceutical, Inc. *	168	12,937
Neurocrine Biosciences, Inc. *	204	19,144
Regeneron Pharmaceuticals, Inc. *	102	71,170
Vertex Pharmaceuticals, Inc. *	272	70,853

		254,196

Building Products — 0.5%
Carrier Global Corp.	348	15,954

Capital Markets — 3.9%
Intercontinental Exchange, Inc.	310	40,997
Northern Trust Corp.	110	12,856
State Street Corp.	898	78,199

		132,052

Chemicals — 1.7%
DuPont de Nemours, Inc.	329	24,208
FMC Corp.	258	33,976

		58,184

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B *	102	35,997

Electric Utilities — 2.7%
Alliant Energy Corp.	435	27,179
Exelon Corp.	749	35,661
NextEra Energy, Inc.	315	26,658

		89,498

Energy Equipment & Services — 1.1%
Baker Hughes Co.	687	25,017
Schlumberger NV	304	12,550

		37,567

Entertainment — 1.4%
Activision Blizzard, Inc.	586	46,968

Equity Real Estate Investment Trusts (REITs) — 2.9%
Host Hotels & Resorts, Inc.	2,676	51,998
Kilroy Realty Corp.	128	9,759
Kite Realty Group Trust	408	9,295
Ventas, Inc.	160	9,907
Weyerhaeuser Co.	481	18,234

		99,193

Food & Staples Retailing — 2.7%
BJ’s Wholesale Club Holdings, Inc. *	530	35,813
US Foods Holding Corp. *	1,433	53,932

		89,745

Food Products — 1.6%
Bunge Ltd.	120	13,342
Lamb Weston Holdings, Inc.	706	42,283

		55,625

Health Care Equipment & Supplies — 3.9%
Medtronic plc	312	34,639
Zimmer Biomet Holdings, Inc.	748	95,720
Zimvie, Inc. *	46	1,042

		131,401

Health Care Providers & Services — 6.7%
Cardinal Health, Inc.	576	32,659
Centene Corp. *	971	81,766
Cigna Corp.	250	59,974
Humana, Inc.	39	16,754
McKesson Corp.	113	34,623

		225,776

Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc. *	14	32,174
Royal Caribbean Cruises Ltd. *	1,124	94,152

		126,326

Industrial Conglomerates — 1.0%
Honeywell International, Inc.	178	34,694

Insurance — 4.4%
Allstate Corp. (The)	161	22,286
American International Group, Inc.	865	54,278
Chubb Ltd.	80	17,026
Lincoln National Corp.	354	23,137
Travelers Cos., Inc. (The)	170	31,138

		147,865

Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A *	62	13,742

IT Services — 0.5%
Fidelity National Information Services, Inc.	173	17,322

Machinery — 2.8%
Deere & Co.	38	15,954
Flowserve Corp.	288	10,321
Parker-Hannifin Corp.	216	61,264
Terex Corp.	224	8,000

		95,539

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Media — 3.3%
Charter Communications, Inc., Class A *	81	44,133
Comcast Corp., Class A	1,426	66,770

		110,903

Metals & Mining — 3.8%
Alcoa Corp.	212	19,113
Freeport-McMoRan, Inc.	1,983	98,609
Rio Tinto plc, ADR (Australia) (a)	117	9,407

		127,129

Multiline Retail — 0.3%
Kohl’s Corp.	166	10,018

Multi-Utilities — 1.0%
CenterPoint Energy, Inc.	1,104	33,811

Oil, Gas & Consumable Fuels — 9.6%
Chevron Corp.	586	95,467
Diamondback Energy, Inc.	508	69,678
Exxon Mobil Corp.	506	41,749
Hess Corp.	485	51,925
Pioneer Natural Resources Co.	264	65,990

		324,809

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	1,608	117,396
Johnson & Johnson	247	43,776

		161,172

Professional Services — 0.6%
Leidos Holdings, Inc.	188	20,254

Technology Hardware, Storage & Peripherals — 2.0%
Seagate Technology Holdings plc	753	67,659

Textiles, Apparel & Luxury Goods — 1.1%
Kontoor Brands, Inc.	341	14,096
Tapestry, Inc.	605	22,479

		36,575

TOTAL COMMON STOCKS (Cost $2,743,985)		3,318,008

SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $82,221)	82,214	82,230

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c) (Cost $7,360)	7,360	7,360
TOTAL SHORT-TERM INVESTMENTS (Cost $89,581)		89,590

Total Investments — 101.0% (Cost $2,833,566)		3,407,598
Liabilities in Excess of Other Assets — (1.0)%		(35,341)

Net Assets — 100.0%		3,372,257

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $7,136.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,407,598	$—	$—	$3,407,598

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$57,325	$2,014,477	$1,989,565	$(16)	$9	$82,230	82,214	$44	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	7,897	283,000	290,893	(5)	1	—	—	15	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	23,462	95,736	111,838	—	—	7,360	7,360	1	—

Total	$88,684	$2,393,213	$2,392,296	$(21)	$10	$89,590		$60	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.